Components of Provision for Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal			$ 14,773	$ 8,848	$ 200
State			836	507	88
Foreign			2,546	943
Deferred:
Federal			(550)	1,604	1,064
State				55	181
Foreign			(1,245)	(455)
Income tax provision	$ 10,959	$ 11,201	$ 16,360	$ 11,502	$ 1,533